SHARE CAPITAL AND OTHER RESERVES - Weighted average assumptions used to estimate the fair value of warrants issued (Details)	Dec. 31, 2022 Y
Expected life
SHARE CAPITAL AND OTHER RESERVES
Significant unobservable input, liabilities	1.91
Expected volatility
SHARE CAPITAL AND OTHER RESERVES
Significant unobservable input, liabilities	1.0994
Risk-free interest rate
SHARE CAPITAL AND OTHER RESERVES
Significant unobservable input, liabilities	0.0142